Santander Group - Acquisition of Ebury (Details) - Ebury € in Millions, £ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Nov. 04, 2019 EUR (€)	Nov. 04, 2019 GBP (£)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	6.40%	6.40%	50.10%	50.10%
Consideration transferred, acquisition-date fair value	€ 45	£ 40	€ 400	£ 350
Equity interests of acquirer			€ 80	£ 70